Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 166	$ 935	$ 12
Restricted cash			5
Trade receivables	2,072	378
Inventories	1,904	536
Other current assets	129	601	9
Total current assets	4,271	2,450	26
Non-current assets:
Investment in affiliated companies accounted for under equity method		745
Investment in other company	495	224
Property and equipment, net	2,591	1,999	65
Right of use asset arising from operating lease	182
Prepaid expenses	361	591
Goodwill	7,761
Intangible assets	1,500
Total non-current assets	12,890	3,559	65
Total assets	17,161	6,009	91
Current liabilities:
Receivables financing facility, net		1,306
Loans	3,205	1,672	113
Accounts payable	1,169	1,640	415
Deferred revenues	13	844
Other current liabilities	3,450	2,316	800
Liability for minimum royalties	355	291	235
Total current liabilities	8,192	8,069	1,563
Non-current liabilities:
Loans from shareholders			310
Convertible bridge loans, net	17,017	5,965	3,427
Derivative warrants liability, net	2	301	752
Fair value of bifurcated convertible feature of convertible bridge loans	1,873	2,500
Operating lease liability	86
Deferred taxes	315
Liability for minimum royalties	175	185	188
Other non-current liabilities			100
Total non-current liabilities	19,468	8,951	4,777
Shareholders’ deficit:
Common stock value	2,593	1,059	280
Additional paid-in capital	58,735	35,211	10,979
Accumulated deficit	(71,827)	(47,281)	(17,508)
Total shareholders’ deficit	(10,499)	(11,011)	(6,249)
Total liabilities and shareholders’ deficit	$ 17,161	$ 6,009	$ 91